RELATED PARTY TRANSACTIONS - Management Agreement (Details) - Management and Advisory Services - Management - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Quarterly retainer to related party	$ 50
General and administrative, related party expenses	$ 100	$ 200